Shareholders' Equity	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Shareholders' Equity
NOTE 15	SHAREHOLDERS’ EQUITY

At December 31, 2014 and 2013, the Company had authority to issue 4 billion shares of common stock and 50 million shares of preferred stock. The Company had 1.8 billion shares of common stock outstanding at December 31, 2014 and 2013. The Company had 91 million shares reserved for future issuances, primarily under its stock incentive plans at December 31, 2014.

The number of shares issued and outstanding and the carrying amount of each outstanding series of the Company’s preferred stock was as follows:

	2014				2013
At December 31, (Dollars in Millions)	Shares Issued and Outstanding	Liquidation Preference	Discount	Carrying Amount	Shares Issued and Outstanding	Liquidation Preference	Discount	Carrying Amount
Series A	12,510	$1,251	$145	$1,106	12,510	$1,251	$145	$1,106
Series B	40,000	1,000	–	1,000	40,000	1,000	–	1,000
Series F	44,000	1,100	12	1,088	44,000	1,100	12	1,088
Series G	43,400	1,085	10	1,075	43,400	1,085	10	1,075
Series H	20,000	500	13	487	20,000	500	13	487

Total preferred stock(a)	159,910	$4,936	$180	$4,756	159,910	$4,936	$180	$4,756
(a)	The par value of all shares issued and outstanding at December 31, 2014 and 2013, was $1.00 per share.

During 2013, the Company issued depositary shares representing an ownership interest in 20,000 shares of Series H Non-Cumulative Perpetual Preferred Stock with a liquidation preference of $25,000 per share (the “Series H Preferred Stock”). The Series H Preferred Stock has no stated maturity and will not be subject to any sinking fund or other obligation of the Company. Dividends, if declared, will accrue and be payable quarterly, in arrears, at a rate per annum equal to 5.15 percent. The Series H Preferred Stock is redeemable at the Company’s option, in whole or in part, on or after July 15, 2018. The Series H Preferred stock is redeemable at the Company’s option, in whole, but not in part, prior to July 15, 2018 within 90 days following an official administrative or judicial decision, amendment to, or change in the laws or regulations that would not allow the Company to treat the full liquidation value of the Series H Preferred Stock as Tier 1 capital for purposes of the capital adequacy guidelines of the Federal Reserve.

During 2012, the Company issued depositary shares representing an ownership interest in 44,000 shares of Series F Non-Cumulative Perpetual Preferred Stock with a liquidation preference of $25,000 per share (the “Series F Preferred Stock”), and depositary shares representing an ownership interest in 43,400 shares of Series G Non-Cumulative Perpetual Preferred Stock with a liquidation preference of $25,000 per share (the “Series G Preferred Stock”). The Series F Preferred Stock and Series G Preferred Stock have no stated maturity and will not be subject to any sinking fund or other obligation of the Company. Dividends, if declared, will accrue and be payable quarterly, in arrears, at a rate per annum equal to 6.50 percent from the date of issuance to, but excluding, January 15, 2022, and thereafter at a floating rate per annum equal to three-month LIBOR plus 4.468 percent for the Series F Preferred Stock, and 6.00 percent from the date of issuance to, but excluding, April 15, 2017, and thereafter at a floating rate per annum equal to three-month LIBOR plus 4.86125 percent for the Series G Preferred Stock. Both series are redeemable at the Company’s option, in whole or in part, on or after January 15, 2022, for the Series F Preferred Stock and April 15, 2017, for the Series G Preferred Stock. Both series are redeemable at the Company’s option, in whole, but not in part, prior to January 15, 2022, for the Series F Preferred Stock and prior to April 15, 2017, for the Series G Preferred Stock, within 90 days following an official administrative or judicial decision, amendment to, or change in the laws or regulations that would not allow the Company to treat the full liquidation value of the Series F Preferred Stock or Series G Preferred Stock, respectively, as Tier 1 capital for purposes of the capital adequacy guidelines of the Federal Reserve Board.

During 2010, the Company issued depositary shares representing an ownership interest in 5,746 shares of Series A Preferred Stock to investors, in exchange for their portion of USB Capital IX Income Trust Securities. During 2011, the Company issued depositary shares representing an ownership interest in 6,764 shares of Series A Preferred Stock to USB Capital IX, thereby settling the stock purchase contract established between the Company and USB Capital IX as part of the 2006 issuance of USB Capital IX Income Trust Securities. The preferred shares were issued to USB Capital IX for the purchase price specified in the stock forward purchase contract. The Series A Preferred stock has a liquidation preference of $100,000 per share, no stated maturity and will not be subject to any sinking fund or other obligation of the Company. Dividends, if declared, will accrue and be payable quarterly, in arrears, at a rate per annum equal to the greater of three-month LIBOR plus 1.02 percent or 3.50 percent. The Series A Preferred Stock is redeemable at the Company’s option, subject to prior approval by the Federal Reserve Board.

During 2006, the Company issued depositary shares representing an ownership interest in 40,000 shares of Series B Non-Cumulative Perpetual Preferred Stock with a liquidation preference of $25,000 per share (the “Series B Preferred Stock”). The Series B Preferred Stock has no stated maturity and will not be subject to any sinking fund or other obligation of the Company. Dividends, if declared, will accrue and be payable quarterly, in arrears, at a rate per annum equal to the greater of three-month LIBOR plus .60 percent, or 3.50 percent. The Series B Preferred Stock is redeemable at the Company’s option, subject to the prior approval of the Federal Reserve Board.

During 2014, 2013 and 2012, the Company repurchased shares of its common stock under various authorizations approved by its Board of Directors. As of December 31, 2014, the approximate dollar value of shares that may yet be purchased by the Company under the current Board of Directors approved authorization was $520 million.

The following table summarizes the Company’s common stock repurchased in each of the last three years:

(Dollars and Shares in Millions)	Shares	Value
2014	54	$2,262
2013	65	2,336
2012	59	1,878

Shareholders’ equity is affected by transactions and valuations of asset and liability positions that require adjustments to accumulated other comprehensive income (loss). The reconciliation of the transactions affecting accumulated other comprehensive income (loss) included in shareholders’ equity for the years ended December 31, is as follows:

(Dollars in Millions)	Unrealized Gains (Losses) on Securities Available-For-Sale	Unrealized Gains (Losses) on Securities Transferred From Available-For-Sale to Held-To-Maturity	Unrealized Gains (Losses) on Derivative Hedges	Unrealized Gains (Losses) on Retirement Plans	Foreign Currency Translation	Total
2014
Balance at beginning of period	$(77)	$70	$(261)	$(743)	$(60)	$(1,071)
Changes in unrealized gains and losses	764	–	(41)	(733)	–	(10)
Other-than-temporary impairment not recognized in earnings on securities available-for-sale	1	–	–	–	–	1
Foreign currency translation adjustment	–	–	–	–	(4)	(4)
Reclassification to earnings of realized gains and losses	(3)	(30)	186	144	–	297
Applicable income taxes	(293)	12	(56)	226	2	(109)

Balance at end of period	$392	$52	$(172)	$(1,106)	$(62)	$(896)

2013
Balance at beginning of period	$679	$107	$(404)	$(1,265)	$(40)	$(923)
Changes in unrealized gains and losses	(1,223)	–	37	590	–	(596)
Other-than-temporary impairment not recognized in earnings on securities available-for-sale	8	–	–	–	–	8
Foreign currency translation adjustment	–	–	–	–	(34)	(34)
Reclassification to earnings of realized gains and losses	(9)	(59)	192	249	–	373
Applicable income taxes	468	22	(86)	(317)	14	101

Balance at end of period	$(77)	$70	$(261)	$(743)	$(60)	$(1,071)

2012
Balance at beginning of period	$360	$–	$(489)	$(1,022)	$(49)	$(1,200)
Changes in unrealized gains and losses	715	–	(74)	(543)	–	98
Other-than-temporary impairment not recognized in earnings on available-for-sale securities securities available-for-sale	12	–	–	–	–	12
Transfer of securities from available-for-sale to held-to-maturity	(224)	224	–	–	–	–
Foreign currency translation adjustment	–	–	–	–	14	14
Reclassification to earnings of realized gains and losses	15	(51)	211	150	–	325
Applicable income taxes	(199)	(66)	(52)	150	(5)	(172)

Balance at end of period	$679	$107	$(404)	$(1,265)	$(40)	$(923)

Additional detail about the impact to net income for items reclassified out of accumulated other comprehensive income (loss) and into earnings for the years ended December 31, is as follows:

	Impact to Net Income		Affected Line Item in the Consolidated Statement of Income
(Dollars in Millions)	2014	2013
Unrealized gains (losses) on securities available-for-sale
Realized gains (losses) on sale of securities	$11	$23	Total securities gains (losses), net
Other-than-temporary impairment recognized in earnings	(8)	(14)

	3	9	Total before tax
	(1)	(4)	Applicable income taxes

	2	5	Net-of-tax
Unrealized gains (losses) on securities transferred from available-for-sale to held-to-maturity
Amortization of unrealized gains	30	59	Interest income
	(12)	(22)	Applicable income taxes

	18	37	Net-of-tax
Unrealized gains (losses) on derivative hedges
Realized gains (losses) on derivative hedges	(186)	(192)	Net interest income
	71	74	Applicable income taxes

	(115)	(118)	Net-of-tax
Unrealized gains (losses) on retirement plans
Actuarial gains (losses), prior service cost (credit) and transition obligation (asset) amortization	(144)	(249)	Employee benefits expense
	56	96	Applicable income taxes

	(88)	(153)	Net-of-tax
Total impact to net income	$(183)	$(229)

Regulatory Capital The Company uses certain measures defined by bank regulatory agencies to access its capital. Prior to 2014, the regulatory capital requirements effective for the Company followed the Capital Accord of the Basel Committee on Banking Supervision (“Basel I”). Beginning January 1, 2014, the regulatory capital requirements effective for the Company follow Basel III, subject to certain transition provisions from Basel I over the following four years to full implementation by January 1, 2018. Basel III redefines the regulatory capital elements and minimum capital ratios, introduces regulatory capital buffers above those minimums, revises rules for calculating risk-weighted assets and requires a new common equity tier 1 capital ratio. Basel III includes two comprehensive methodologies for calculating risk-weighted assets: a general standardized approach and more risk-sensitive advanced approaches. As of April 1, 2014, the Company exited its parallel run qualification period, resulting in its capital adequacy now being evaluated against the Basel III methodology that is most restrictive.

Tier 1 capital is considered core capital and includes common shareholders’ equity plus qualifying preferred stock, trust preferred securities and noncontrolling interests in consolidated subsidiaries (subject to certain limitations), and is adjusted for the aggregate impact of certain items included in other comprehensive income (loss). Total risk-based capital includes Tier 1 capital and other items such as subordinated debt and the allowance for credit losses. Capital measures are stated as a percentage of risk-adjusted assets, which are measured based on their perceived credit risk and include certain off-balance sheet exposures, such as unfunded loan commitments, letters of credit, and derivative contracts. Under the standardized approach, the Company is also subject to a leverage ratio requirement, a non risk-based asset ratio, which is defined as Tier 1 capital as a percentage of average assets adjusted for goodwill and other non-qualifying intangibles and other assets.

For a summary of the regulatory capital requirements and the actual ratios as of December 31, 2014 and 2013, for the Company and its bank subsidiary, see Table 22 included in Management’s Discussion and Analysis, which is incorporated by reference into these Notes to Consolidated Financial Statements.

The following table provides the components of the Company’s regulatory capital at December 31:

(Dollars in Millions)	2014	2013
Basel III transitional standardized approach/Basel I:
Common shareholders’ equity	$38,723	$36,357
Less intangible assets
Goodwill (net of deferred tax liability)	(8,403)	(8,343)
Other disallowed intangible assets	(165)	(708)
Other(a)	701	636

Total common equity tier 1 capital	30,856
Qualifying preferred stock	4,756	4,756
Noncontrolling interests eligible for tier 1 capital	408	688

Total tier 1 capital	36,020	33,386
Eligible portion of allowance for credit losses	3,957	3,734
Subordinated debt and noncontrolling interests eligible for tier 2 capital	3,215	2,299
Other	16	(79)

Total tier 2 capital	7,188	5,954

Total risk-based capital	$43,208	$39,340

Risk-weighted assets	$317,398	$297,919
Basel III transitional advanced approaches:
Common shareholders’ equity	$38,723
Less intangible assets
Goodwill (net of deferred tax liability)	(8,403)
Other disallowed intangible assets	(165)
Other(a)	701

Total common equity tier 1 capital	30,856
Qualifying preferred stock	4,756
Noncontrolling interests eligible for tier 1 capital	408

Total tier 1 capital	36,020
Eligible portion of allowance for credit losses	1,224
Subordinated debt and noncontrolling interests eligible for tier 2 capital	3,215
Other	16

Total tier 2 capital	4,455

Total risk-based capital	$40,475

Risk-weighted assets	$248,596
Note:	December 31, 2014 amounts calculated under the Basel III transitional standardized and advanced approaches, with the Company being evaluated for capital adequacy against the approach that is most restrictive. December 31, 2013 amounts calculated under Basel I.
(a)	Includes the impact of items included in other comprehensive income (loss), such as unrealized gains (losses) on available-for-sale securities, accumulated net gains on cash flow hedges, pension liability adjustments, etc.

Noncontrolling interests principally represent third party investors’ interests in consolidated entities, including preferred stock of consolidated subsidiaries. During 2006, the Company’s banking subsidiary formed USB Realty Corp., a real estate investment trust, for the purpose of issuing 5,000 shares of Fixed-to-Floating Rate Exchangeable Non-cumulative Perpetual Series A Preferred Stock with a liquidation preference of $100,000 per share (“Series A Preferred Securities”) to third party investors. Dividends on the Series A Preferred Securities, if declared, will accrue and be payable quarterly, in arrears, at a rate per annum equal to three-month LIBOR plus 1.147 percent. If USB Realty Corp. has not declared a dividend on the Series A Preferred Securities before the dividend payment date for any dividend period, such dividend shall not be cumulative and shall cease to accrue and be payable, and USB Realty Corp. will have no obligation to pay dividends accrued for such dividend period, whether or not dividends on the Series A Preferred Securities are declared for any future dividend period.

The Series A Preferred Securities will be redeemable, in whole or in part, at the option of USB Realty Corp. on each fifth anniversary after the dividend payment date occurring in January 2012. Any redemption will be subject to the approval of the Office of the Comptroller of the Currency.